Insurance (Tables)	12 Months Ended
Jun. 30, 2020
Insurance [Abstract]
Schedule of liabilities covered by insurance
Insurance type	Coverage - R$

Civil liability (D&O)	20,000
Civil, professional and general liability	10,476
Machinery	22,296
Fire/lightning/explosion/electrical damage (office)	7,072
Storage silo (Chaparral Farm)	36,760
96,604